LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Maturity Analysis of Undiscounted Defined Benefits) (Details) ₪ in Millions	Dec. 31, 2020 ILS (₪)
Disclosure of defined benefit plans [line items]
Expected maturity	₪ 165
2021 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	23
2022 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	22
2023 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	13
2024 and 2025 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	21
2026 and thereafter [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	₪ 86